Restructuring and related charges - Summarization of Restructuring and Related Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 60.4	$ 14.0	$ 19.5
Consumer products cost of goods sold classification
Restructuring Cost and Reserve [Line Items]
Restructuring charges	18.1	0.2	1.4
Selling, acquisition, operating and general expenses classification
Restructuring Cost and Reserve [Line Items]
Restructuring charges	42.3	13.8	18.1
Global Cost Reduction Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring charges	24.2	5.3	0.0
HHI Business Rationalization Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.0	$ 2.2	9.5
Expected Completion Date		Sep. 30, 2016
Global Expense Rationalization Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.3	$ 4.6	9.0
Total Projected Costs	32.0
Expected Completion Date		Sep. 30, 2016
HHI Distribution Center Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	27.4	$ 0.0	0.0
Total Projected Costs	50.0
Pet Rightsizing Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8.2	0.0	0.0
Total Projected Costs	11.0
Other initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.3	$ 1.9	$ 1.0